CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income	$ 3,831	$ 6,416	$ 702
Realized foreign currency translation adjustments from subsidiaries	0	1,442	0
Foreign currency translation adjustments	(1,980)	(254)	661
Total other comprehensive income	(1,980)	1,188	661
Total comprehensive income	1,851	7,604	1,363
Total comprehensive income (loss) attributable to:
Non-controlling interests	0	0	(23)
Redeemable non-controlling interests	0	0	619
Senstar shareholders	1,851	7,604	767
Total comprehensive income	$ 1,851	$ 7,604	$ 1,363